Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

2. Related Party Transactions

Expense Agreements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2023, 2022 and 2021, we received $524.6 million, $606.0 million and $647.2 million, respectively, of expense reimbursements from affiliated entities, which are net of amounts paid for brand licensing agreements with PFS.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the secured overnight financing rate (“SOFR”) plus 10 basis points (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable (payable) to PFS of $71.5 million and $86.0 million as of December 31, 2023 and 2022, respectively, and earned interest of $10.1 million, $4.2 million and $0.1 million during 2023, 2022 and 2021, respectively.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $5,919.9 million and $5,158.5 million as of December 31, 2023 and 2022, respectively. In addition, we recognized premiums and other fees of $938.1 million, $890.2 million and $862.9 million for the years ended December 31, 2023, 2022 and 2021, respectively, associated with this agreement. Furthermore, we recognized expenses of $1,076.2 million, $970.9 million and $995.5 million for the years ended December 31, 2023, 2022 and 2021, respectively, associated with this agreement.

We and an affiliated entity, PFS Bermuda, are parties to a coinsurance with funds withheld agreement for PFS Bermuda to reinsure certain term life and PRT blocks of business. Under this agreement, we had a reinsurance recoverable of $3,813.1 million and $0.0 million as of December 31, 2023 and 2022, respectively. We had a $1.7 million and $0.0 million receivable from PFS Bermuda and a $26.2 million and $0.0 million payable to PFS Bermuda as of December 31, 2023 and 2022, respectively, associated with the settlement statements. In addition, we ceded premiums of $53.4 million, $0.0 million and $0.0 million and benefits of $76.4 million, $0.0 million and $0.0 million for the years ended December 31, 2023, 2022 and 2021, respectively, associated with this agreement. We passed net investment income of $56.1 million, $0.0 million and $0.0 million and net realized capital losses of $1.1 million, $0.0 million and $0.0 million on the funds withheld assets to PFS Bermuda for the years ended December 31, 2023, 2022 and 2021, respectively. Furthermore, our operating expenses were reduced by ceding commissions and expense allowances received of $31.2 million, $0.0 million and $0.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Notes Receivable

As of December 31, 2023, we had the following notes receivable from PFS related to the sale of interests in subsidiaries (1) a 10-year note with a par amount of $156.0 million, which bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year and (2) a 10-year note with a par amount of $300.0 million, which bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. The carrying amount of the notes is included in premiums due and other receivables on the consolidated statements of financial position. We recorded interest income on these notes of $4.6 million, $5.9 million and $7.2 million for the years ended December 31, 2023, 2022 and 2021, respectively. Our ultimate parent, PFG, is a guarantor of the notes.

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and Principal Global Investors, LLC (“PGI LLC”). Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues were $407.1 million, $412.6 million and $471.2 million for the years ended December 31, 2023, 2022 and 2021, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $95.9 million, $81.5 million and $95.7 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Benefit Plans

PFG is the sponsor of the qualified defined contribution plans for both employees and individual field agents. We were allocated plan expenses from PFG of $44.2 million, $41.3 million and $36.5 million during 2023, 2022 and 2021, respectively.

PFG is also the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. We were allocated plan expenses from PFG of $1.8 million, $2.3 million and $2.1 million during 2023, 2022 and 2021, respectively.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $38.8 million, $55.4 million and $58.6 million of pension expense from PFG during 2023, 2022 and 2021, respectively.

Other Agreements

PGI LLC provides asset management services for us. We recognized $108.1 million, $109.3 million and $114.9 million of asset management fee expense for the years ended December 31, 2023, 2022 and 2021, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.